Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 522,692	¥ 467,706
Tax losses carried forward	787,270	588,548
Less: Valuation allowance	(1,309,962)	(1,056,254)
Total of deferred tax assets
Taxable temporary difference related to acquired right to operate an online audio/video content platform	16,422	18,825
Total of deferred tax liabilities	¥ 16,422	¥ 18,825